RELATED PARTIES TRANSACTIONS (Details Narrative)	Dec. 31, 2018 USD ($)
Qing Zuo [Member]
Related Party Transaction [Line Items]
Advances from related parties	$ 51,801
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Advances from related parties	$ 147,239